Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
REVENUE
TOTAL REVENUE			$ 328
COST OF REVENUE
GROSS PROFIT			328
OPERATING EXPENSES
General & Administrative	471,872	135,434	1,020,526	494,341
Stock Based Compensation	339,880		927,961	102,600
Total Operating Expenses	811,752	135,434	1,948,487	596,941
LOSS FROM OPERATIONS	(811,752)	(135,434)	(1,948,159)	(596,941)
OTHER INCOME (EXPENSE)
Miscellaneous Income (Expense)				7,000
Interest and Other Income
Total Other Income (Expense)				7,000
LOSS BEFORE INCOME TAXES	(811,752)	(135,434)	(1,948,159)	(589,941)
BENEFIT (PROVISION) FOR INCOME TAXES
NET LOSS	$ (811,752)	$ (135,434)	$ (1,948,159)	$ (589,941)
BASIC LOSS PER SHARE	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
DILUTED LOSS PER SHARE	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
WEIGHTED AVERAGE SHARES BASIC	716,996,702	476,384,761	619,779,349	478,692,378
WEIGHTED AVERAGE SHARES DILUTED	716,996,702	476,384,761	619,779,349	478,692,378
Equipment Sales [Member]
REVENUE
TOTAL REVENUE
Service Revenue [Member]
REVENUE
TOTAL REVENUE			328
Other Revenue [Member]
REVENUE
TOTAL REVENUE